UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Manager
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		August 26th, 2010
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	13
 FORM 13F Information Table Value Total:	$1,593,651


List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS 	CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment  Sole    	Shared None
APPLIED MATERIALS INC AMAT	COM		38222105	141,980		17,671,929  SH N/A SOLE	 17,671,929	0	0
BANK OF AMERICA CORP BAC	COM		60505104	136,181		14,178,206  SH N/A SOLE	 14,178,206	0	0
CISCO SYSTEMS INC CSCO		COM		17275R102	157,032		11,024,647  SH N/A SOLE	 11,024,647	0	0
CONOCOPHILLIPS COP		COM		20825C104	121,887		3,714,696   SH N/A SOLE	 3,714,696	0	0
DR HORTON INC DHI		COM		23331A109	120,955		18,409,067  SH N/A SOLE	 18,409,067	0	0
GENERAL DYNAMICS CORP GD	COM		369550108	89,452		2,285,326   SH N/A SOLE	 2,285,326	0	0
GENERAL ELECTRIC CO GE		COM		369604103	116,491		12,086,126  SH N/A SOLE	 12,086,126	0	0
INTEL CORP INTC			COM		458140100	121,974		9,382,271   SH N/A SOLE	 9,382,271	0	0
PETROLEO BRASILEIRO		COM		71654V101	158,042		7,934,443   SH N/A SOLE	 7,934,443	0	0
SK TELECOM CO LTD-ADR SKM	Sponsored ADR	78440P108	109,225		11,093,774  SH N/A SOLE	 11,093,774	0	0
SYMANTEC CORP SYMC		Sponsored ADR	871503108	114,514		12,343,240  SH N/A SOLE	 12,343,240	0	0
TIME WARNER CABLE TWC		COM		88732J207	203,859		5,856,233   SH N/A SOLE	 5,856,233	0	0
VIRGIN MEDIA INC VMED		COM		92769L101	2,061		184,763	    SH N/A SOLE	 184,763	0	0



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